Label	Element	Value
BlueStar TA-BIGITech Israel Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BlueStar TA-BIGITech Israel Technology ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The BlueStar TA-BIGITech™ Israel Technology ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the TASE-BlueStar Israel Global Technology Index™ (“TA-BIGITech™” or the “Index”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees are expressed as a percentage of the Fund’s average daily net assets. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. This Example does not include the brokerage commissions that investors may pay on their purchases and sales of Fund shares.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to “beat” the Index and does not seek temporary defensive positions when markets decline or appear overvalued.

TA-BIGITech™ was created in 2013 by BlueStar Global Investors LLC d/b/a BlueStar Indexes® (“BlueStar”) and the International Securities Exchange (“ISE” and together with BlueStar, the “Index Providers”) and tracks the performance of exchange-listed Israeli technology operating companies. Such companies may be engaged in a wide spectrum of technology related sectors, including information technology, biotechnology, sustainable agriculture technology and defense technology.

The universe of companies deemed “Israeli technology companies” is determined by the Index Providers based on a range of quantitative and qualitative factors including a company’s domicile; country of formation or founding; primary management, operational, or research and development location; tax status; source of revenue; and location of employees. To be included in the Index, Israeli technology companies must have their equity securities or depositary receipts, such as American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”) representing such equity securities, listed on a securities exchange.

Companies meeting the above criteria are screened for investibility (e.g., their equity securities must not be listed on an exchange in a country which employs restrictions on foreign capital investment deemed to be significant), a minimum market capitalization and liquidity (i.e., average trading volume). The Index is reconstituted semi-annually at the close of business on the third Friday of June and December. At the time of each reconstitution, the companies in the Index are weighted based on their market capitalization, subject to certain additional limitations designed to prevent inordinately heavy weightings of any one company. For example, each company is limited to a 10% weighting in the Index and all components with an individual weight of at least 5% are limited in the aggregate to 50% of the weight of the Index.  Additionally, if any individual Index component exceeds 24% of the Index weight at any time, the Index will be rebalanced to reduce such component to a weighting of 20%.

The Index is calculated and maintained by S&P Dow Jones Indices LLC (“SPDJI” or the “Index Calculation Agent”), a Division of The McGraw-Hill Companies, Inc. SPDJI is independent of BlueStar, ISE, the Fund, and its adviser, sub-adviser and distributor.  Whenever possible, changes to the Index are publicly announced on the website of the ISE at www.ise.com at least  six trading day in advance of the actual change.

The Index is not limited to a minimum or maximum number of constituents; rather, it includes all companies meeting the eligibility criteria for inclusion in the Index. The Index may include companies of any market capitalization, including small capitalization companies. As of June 30, 2015, the Index included the securities of 67 companies with minimum and maximum market capitalizations of $50.8 million and $14.2 billion, respectively. As of October 8, 2015, the three largest positions in the Index were Amdocs, Ltd. (11.88%), Mobileye NV (11.28%), and Check Point Software (10.85%).

The Fund will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Index in approximately the same proportions as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Index.

The Fund will invest at least 80% of its total assets in the component securities of the Index and in depositary receipts representing such securities. As a result, under normal circumstances, the Fund will invest at least 80% of its total assets in Israeli technology companies (the “80% Policy”).

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the Fund is an actual investment portfolio. The performance of the Fund and the Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities and timing variances.

The Fund’s investment adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated.  As of October 8, 2015, the Index was concentrated in a group of software and computer companies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of related industries to approximately the same extent that the Index is concentrated. As of October 8, 2015, the Index was concentrated in a group of software and computer companies.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Foreign Investments Risk: Returns on investments in foreign companies could be more volatile than, or trail the returns on, investments in U.S. companies. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

Depositary Receipts Risk. The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be more or less liquid than the underlying shares in their primary trading market.

Foreign Market and Trading Risk. The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

Foreign Securities Risk: The Fund invests substantially all its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investments in securities of non-U.S. issuers involve certain risks that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability, as well as varying regulatory requirements applicable to investments in non-U.S. issuers. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may also be subject to different regulatory, accounting, auditing, financial reporting and investor protection standards than U.S. issuers.

Political and Economic Risk. The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

Reliance on Trading Partners Risk: The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Market Risk: The values of equity securities in the Index could decline generally or could underperform other investments.

Market Trading Risk: An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

Trading Issues. Although Fund shares are listed for trading on the NASDAQ Stock Market, LLC (the “Exchange”), there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of any Fund will continue to be met or will remain unchanged or that the shares will trade with any volume, or at all.

Fluctuation of NAV. The NAV of Fund shares will generally fluctuate with changes in the market value of the Fund’s securities holdings. The market prices of shares will generally fluctuate in accordance with changes in the Fund’s NAV and supply and demand of shares on the Exchange. It cannot be predicted whether Fund shares will trade below, at or above their NAV. During periods of unusual volatility or market disruptions, market prices of Fund shares may deviate significantly from the market value of the Fund’s securities holdings or the NAV of Fund shares.

Costs of Buying or Selling Shares. Investors buying or selling Fund shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of shares.

New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a single or a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Passive Investment Risk: The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index.

Risks of Investing in Israeli Companies:  Investment in securities of Israeli companies involves risks that may negatively affect the value of your investment in the Fund.  Among other things, Israel’s economy depends on imports of certain key items, such as crude oil, coal, grains, raw materials and military equipment.  Israel’s relations with the Palestinian Authority and certain neighboring countries such as Lebanon, Syria and Iran, among others, have at times been strained due to territorial disputes, historical animosities or security concerns, which may cause uncertainty in the Israeli markets and adversely affect the overall economy.  In addition, U.S.-designated terrorist groups such as Hezbollah and Hamas operate in close proximity to Israel’s borders, and frequently threaten Israel with attack. Furthermore, Israel’s economy is heavily dependent on trade relationships with key counterparties around the world, specifically the United States and European Union countries.  Any reduction in these trade flows may have an adverse impact on the Fund’s investments.

Israel has experienced a history of hostile relations with several countries in the Middle East region.  Israel and its citizens have also been the target of periodic acts of terrorism that have the potential to disrupt economic activity in the country, and certain terrorist groups are committed to violence against Israel.  Current hostilities and the potential for future hostilities may diminish the value of companies whose principal operations or headquarters are located in Israel.  Actual hostilities or the threat of future hostilities may cause significant volatility in the share prices of companies based in or having significant operations in Israel.

Smaller Companies Risk: Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole.

Tax Risk: To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements under the Internal Revenue Code of 1986, as amended (the “Code”). In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. When the Index is concentrated in a relatively small number of securities, it may not be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Technology Companies Risk. Companies in the technology field, including companies in the computers, telecommunications and electronics industries, face intense competition, which may have an adverse effect on profit margins. Technology companies may have limited product lines, markets, financial resources or personnel. The products of technology companies may face obsolescence due to rapid technological developments and frequent new product introduction, and such companies may face unpredictable changes in growth rates, competition for the services of qualified personnel and competition from foreign competitors with lower production costs. Companies in the technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies.

Tracking Error Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.

Valuation Risk: The sales price that the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a single or a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
BlueStar TA-BIGITech Israel Technology ETF | BlueStar TA-BIGITech Israel Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 240

[1]	Based on estimated amounts for the current fiscal year.